Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash Equivalents And Short Term Investments [Abstract]
Cash Equivalents	Cash Equivalents

Cash Equivalents
Cash equivalents consist of interest bearing deposits with our bank totaling $30,361,591 (December 31, 2019 – $13,058,092).  The current annual interest rate earned on these deposits is 0.36% (December 31, 2019 – 1.17%).